Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about derivative financial instruments
The fair values of derivatives by category are as follows:

	2023			2022
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current	153	(222)	(69)	282	(144)	138
Non-current	276	(1,071)	(795)	305	(869)	(564)
	429	(1,293)	(864)	587	(1,013)	(426)

Financing derivatives	363	(1,119)	(756)	298	(991)	(693)
Commodity contract derivatives	66	(174)	(108)	289	(22)	267
	429	(1,293)	(864)	587	(1,013)	(426)
The fair values of financing derivatives by type are as follows:

	2023			2022
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	49	(98)	(49)	89	(97)	(8)
Cross-currency interest rate swaps	192	(888)	(696)	174	(642)	(468)
Foreign exchange forward contracts¹	100	(11)	89	35	(65)	(30)
Inflation-linked swaps	22	(122)	(100)	—	(187)	(187)
	363	(1,119)	(756)	298	(991)	(693)
1.Included within the foreign exchange forward contracts balance are £4 million (2022: £21 million) of derivative liabilities in relation to the hedging of capital expenditure
The notional contract amounts of financing derivatives by type are as follows:

	2023	2022
	£m	£m
Interest rate swaps	(1,727)	(1,607)
Cross-currency interest rate swaps	(15,025)	(10,397)
Foreign exchange forward contracts	(5,263)	(6,371)
Inflation-linked swaps	(2,387)	(500)
	(24,402)	(18,875)
The fair values of commodity contract derivatives by type are as follows:

	2023			2022
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of gas	2	(6)	(4)	11	(6)	5
Derivative financial instruments linked to commodity prices
Electricity capacity	1	—	1	1	—	1
Electricity swaps	53	(92)	(39)	208	(10)	198
Electricity options	—	(3)	(3)	5	—	5
Gas swaps	9	(42)	(33)	29	(6)	23
Gas options	1	(31)	(30)	35	—	35
	66	(174)	(108)	289	(22)	267
The notional quantities of commodity contract derivatives by type are as follows:

	2023	2022
Forward purchases of gas[1]	22m Dth	28m Dth
Electricity swaps	14,076 GWh	13,458 GWh
Gas swaps	50m Dth	39m Dth
Gas options	57m Dth	59m Dth
1.Forward gas purchases have terms up to three years (2022: one year). The contractual obligations under these contracts are £24 million (2022: £86 million)
Disclosure of maturity analysis for derivative financial liabilities
The maturity profile of financing derivatives is as follows:

	2023			2022
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	100	(93)	7	34	(136)	(102)
	100	(93)	7	34	(136)	(102)
Non-current
In 1 to 2 years	13	(100)	(87)	6	(29)	(23)
In 2 to 3 years	15	(96)	(81)	28	(39)	(11)
In 3 to 4 years	32	(11)	21	—	(26)	(26)
In 4 to 5 years	14	(107)	(93)	12	(16)	(4)
More than 5 years	189	(712)	(523)	218	(745)	(527)
	263	(1,026)	(763)	264	(855)	(591)
	363	(1,119)	(756)	298	(991)	(693)
The maturity profile of commodity contract derivatives is as follows:

	2023			2022
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	53	(129)	(76)	248	(8)	240
	53	(129)	(76)	248	(8)	240
Non-current
In 1 to 2 years	11	(29)	(18)	34	(6)	28
In 2 to 3 years	2	(15)	(13)	5	(5)	—
In 3 to 4 years	—	(1)	(1)	2	(2)	—
In 4 to 5 years	—	—	—	—	(1)	(1)
	13	(45)	(32)	41	(14)	27
	66	(174)	(108)	289	(22)	267